Details of Significant Accounts - Revenue, schedule of contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets:
Unbilled revenue	$ 977	$ 2,770
Contract liabilities:
Advance sales receipts	$ 17,218	$ 15,346